UNAUDITED CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Jan. 19, 2023	Dec. 31, 2022	Jun. 30, 2022	Apr. 19, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 21, 2021
Current assets
Cash	$ 36,287	$ 50,274		$ 10,436				$ 979,634
Prepaid expenses	110,103	185,522		210,605				232,313
Total current assets	146,390	235,796		221,041				1,211,947
Other noncurrent assets								190,305
Marketable securities held in Trust Account	33,949,490	33,058,050	$ 31,500,000	237,987,893		$ 31,500,000		234,604,006
Total Assets	34,095,880	33,293,846		238,208,934				236,006,258
Current Liabilities
Accounts payable and accrued expenses	7,230,999	6,935,174		6,297,378				153,397
Due to related party	91,935	121,935		131,935				21,935
Promissory Notes - Related Party	2,490,000	1,495,000		500,000			$ 500,000
Total current liabilities	9,812,934	8,552,109		6,929,313				175,332
Deferred underwriters' discount	12,100,000	12,100,000		12,100,000				12,100,000
Total Liabilities	21,912,934	20,652,109		19,029,313				12,275,332
Commitments and Contingencies
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(21,767,455)	(20,417,224)		(18,809,183)				(10,873,991)
Total Shareholders' Deficit	(21,766,544)	(20,416,313)		(18,808,272)	$ (14,139,600)		(13,660,699)	(10,873,080)	$ 0
Total Liabilities, Redeemable Shares and Shareholders' Deficit	34,095,880	33,293,846		238,208,934				236,006,258
Class A ordinary shares
Redeemable Shares
Class A ordinary shares subject to possible redemption, 3,050,335 shares at redemption value of $11.13 and $10.84 per share at June 30, 2023 and March 31, 2023, respectively		33,058,050		237,987,893
Shareholders' Deficit:
Common stock	106	106		106
Class A ordinary shares subject to possible redemption
Redeemable Shares
Class A ordinary shares subject to possible redemption, 3,050,335 shares at redemption value of $11.13 and $10.84 per share at June 30, 2023 and March 31, 2023, respectively	33,949,490	33,058,050		237,987,893			$ 237,987,893	234,604,006
Class A ordinary shares not subject to possible redemption
Shareholders' Deficit:
Common stock				106				106
Class B ordinary shares
Shareholders' Deficit:
Common stock	$ 805	$ 805		$ 805				$ 805